Annual Fund Operating Expenses - Invesco Raymond James SB-1 Equity ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%